Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Aptiv Solutions (Parenthetical) (Detail) (Aptiv Solutions)	0 Months Ended
May 07, 2014
Aptiv Solutions
Business Acquisition [Line Items]
Percentage of valuation assumed on intangible assets	20.00%